Merger - Schedule of Net Proceed from Business Combinations (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Business Combinations [Abstract]
Panacea cash at bank and cash held in a trust account	$ 144,642
Proceeds from PIPE investment and forward purchase agreement	501,550
Payment of underwriter fees and other offering costs	(23,718)
Payment to Panacea Class A common stockholders who exercised their right to redeem their shares	(32)
Net proceeds	622,442
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	312
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	(601)
Warrant liability	(15,268)
Panacea Equity at Effective Time	$ 606,885